Mergers and acquisitions - Pro Forma Information (unaudited) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Net interest income	$ 338,092	$ 348,660	$ 220,269
Total revenues	654,374	504,273	354,258
Net income	$ 65,135	$ 99,898	$ 78,762